Financial expenses, net - Schedule of Financial Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses [Line Items]
Interest expenses and other bank charges		$ 916	$ 1,002	$ 1,029
(Income) loss from investments		(92)	(86)	(68)
Foreign exchange (gains) losses, net		41	17	30
Other, net	[1]	69	48	66
Total finance expense, net		$ 934	$ 981	$ 1,057

[1]	Amortization of issuance costs and terminated derivative instruments.